Vessel Sales, Asset Impairments and Provisions - Additional Information (Detail) (USD $)	12 Months Ended																					12 Months Ended	0 Months Ended			0 Months Ended	12 Months Ended					3 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Shuttle tankers [Member] Vessel	Dec. 31, 2012 Shuttle tankers [Member]	Dec. 31, 2012 Shuttle Tanker and FSO Segment [Member]	Dec. 31, 2011 Shuttle Tanker and FSO Segment [Member]	Dec. 31, 2013 Suezmax Tankers [Member]	Dec. 31, 2013 Conventional tanker [Member]	Dec. 31, 2012 Conventional tanker [Member]	Dec. 31, 2011 Conventional tanker [Member]	Dec. 31, 2013 FPSO Segment [Member]	Dec. 31, 2012 FPSO Segment [Member]	Dec. 31, 2011 FPSO Segment [Member]	Dec. 31, 2013 Teekay Tankers [Member]	Dec. 31, 2012 Teekay Tankers [Member]	Dec. 31, 2013 Teekay Offshore [Member]	Dec. 31, 2012 Teekay Offshore [Member]	Dec. 31, 2010 Teekay Offshore [Member]	Dec. 31, 2013 Teekay Offshore [Member] Minimum [Member]	Dec. 31, 2013 Teekay Offshore [Member] Maximum [Member]	Dec. 31, 2013 Teekay Offshore [Member] Shuttle tankers [Member] Vessel	Jan. 23, 2014 Subsequent Events [Member] Tanker Investments Limited [Member]	Feb. 28, 2014 Subsequent Events [Member] Tanker Investments Limited [Member]	Jan. 23, 2014 Subsequent Events [Member] Tanker Investments Limited [Member] Teekay Tankers [Member]	Jan. 23, 2014 Subsequent Events [Member] Tanker Investments Limited [Member] Teekay Tankers [Member] Suezmax Tankers [Member] Vessel	Dec. 31, 2012 Sold Asset [Member] Vessel	Dec. 31, 2012 Sold Asset [Member] Shuttle tankers [Member] Vessel	Dec. 31, 2012 Sold Asset [Member] Conventional tanker [Member] Vessel	Dec. 31, 2012 Impaired Asset [Member] Shuttle tankers [Member] Vessel	Dec. 31, 2011 Impaired Asset [Member] Shuttle tankers [Member] Vessel	Sep. 30, 2013 Impaired Asset [Member] Shuttle tankers [Member] Contract Termination [Member] Vessel	Sep. 30, 2013 Impaired Asset [Member] Shuttle tankers [Member] Recontracting [Member] Vessel	Sep. 30, 2013 Impaired Asset [Member] Shuttle tankers [Member] Contract Renewal [Member] Vessel	Dec. 31, 2013 Impaired Asset [Member] Suezmax Tankers [Member] Vessel	Dec. 31, 2011 Impaired Asset [Member] Conventional tanker [Member] Vessel	Dec. 31, 2013 Impaired Asset [Member] Teekay Offshore [Member] Minimum [Member] Vessel	Dec. 31, 2012 Nineteen Conventional Tankers [Member] Vessel	Dec. 31, 2012 Nineteen Conventional Tankers [Member] Suezmax Tankers [Member] Vessel	Dec. 31, 2012 Nineteen Conventional Tankers [Member] Aframax tankers [Member] Vessel	Dec. 31, 2012 Nineteen Conventional Tankers [Member] Other conventional tankers [Member] Vessel	Dec. 31, 2012 Nineteen Conventional Tankers [Member] Seven Suezmax tankers and four Aframax tankers [Member]	Dec. 31, 2013 1995-built conventional tankers [Member] Sold Asset [Member] Vessel	Dec. 31, 2012 Ikdam FPSO unit [Member]	Dec. 31, 2011 FSO [Member] Sold Asset [Member] Vessel	Dec. 31, 2012 FSO [Member] Impaired Asset [Member] Vessel	Dec. 31, 2011 FSO [Member] Impaired Asset [Member] Vessel	Dec. 31, 2011 Conventional tanker [Member] Sold Asset [Member] Vessel	Dec. 31, 2012 Appraised Value [Member] Shuttle Tanker and FSO Segment [Member] Vessel	Dec. 31, 2012 Discounted Cash Flows Value [Member] Impaired Asset [Member] Shuttle Tanker and FSO Segment [Member] Vessel	Dec. 31, 2011 PTH [Member]
Long Lived Assets Held-for-sale [Line Items]
Net realized gain (loss) on sale of vessels and equipment	$ 1,995,000	$ (6,975,000)	$ 4,229,000		$ (1,112,000)		$ 171,000		$ 657,000	$ (5,863,000)	$ (488,000)	$ 1,338,000	$ 0	$ 4,888,000
Number of vessels				6																		4				4	3	2	3	4	3	4	1	1	4,000,000	8	2	19	10	7	2		2		1	1	1	1	5	1
Realized gain (loss) on sale of joint venture interest	136,538,000	79,211,000	(35,309,000)																																									10,800,000
Realized gain (loss) on sale of tankers										(5,863,000)
Issuance of equity private placement																							250,000,000
Investment in equity private placement																							25,000,000		25,000,000
Percentage of joint venture interests																							20.00%																												50.00%
Vessels and equipment																								163,200,000
Write-down charges related to vessels	167,605,000	432,196,000	155,288,000	76,800,000		28,800,000	43,200,000	90,800,000	90,823,000	403,366,000	112,103,000	0	0	0								56,500,000																405,300,000	335,000,000	66,000,000	4,300,000	350,200,000
Percentage of company ownership interest on subsidiary			49.00%												25.10%	25.10%	29.30%	29.40%	67.00%	50.00%	67.00%
Loan loss provisions	748,000	1,886,000	0						(1,886,000)	1,886,000		2,634,000	0
Interest income from loans	11,200,000
Future operating life (based on the estimated remaining trading life of vessel)						2 years 2 months 12 days
Future revenues (based on field production forecasts and the availability of contracts of affreightment suitable for vessel)						37,200,000
Operating and dry-dock expenditures						20,500,000
Residual value (based on vessel's light weight tonnage and price of steel)						6,500,000
Discount rate (approximate weighted average cost of capital of a market participant)						7.90%
Write-down of investments																																																			$ 19,400,000